Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss (Components Of Other Comprehensive Income And The Related Income Tax Effects) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Derivative instruments accounted for as hedges	$ (1)	$ (5)
Change in unrealized fair value of derivatives designated as cash flow hedges, Income taxes	0	1
Derivative instruments accounted for as hedges, net of tax	(1)	(4)
Adjustment for hedged itemes recognized in the period, Amount	6	(3)
Adjustment for hedged itemes recognized in the period, Income taxes	(1)	1
Change in unrealized fair value of derivatives designated as cash flow hedges, Net	5	(2)
Items that may subsequently be reclassified to net income, Amount	5	(8)
Items that may subsequently be reclassified to net income, Income taxes	(1)	2
Items that may subsequently be reclassified to net income, Net	4	(6)
Remeasurements on employee benefit plans, Amount	48	2
Remeasurements on employee benefit plans, Income taxes	(12)	(1)
Remeasurements on employee benefit plans, Net	36	1
Other comprehensive income, Amount	53	(6)
Other comprehensive income, Income taxes	(13)	(1)
Other comprehensive income (loss)	$ 40	$ (5)